Shareholder Report, Holdings (Details)	May 31, 2025
C000005503 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000005503 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005503 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005503 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005503 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005503 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005503 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005503 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005503 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005503 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005503 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000005503 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000005503 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005503 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005503 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005503 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049238 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000049238 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000049238 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000049238 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000049238 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049238 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000049238 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000049238 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049238 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049238 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049238 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000049238 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000049238 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000049238 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000049238 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049238 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049239 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000049239 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000049239 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000049239 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000049239 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049239 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000049239 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000049239 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049239 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049239 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049239 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000049239 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000049239 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000049239 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000049239 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049239 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244826 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000244826 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000244826 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244826 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244826 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244826 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244826 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244826 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244826 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244826 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244826 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000244826 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000244826 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000244826 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000244826 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244826 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%